Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Accrued payroll	17,382	21,892
Accrued expense	106,467	127,390
Other payables	13,920	10,960
Payable for Collaboration Assets	24,518	22,852
Other tax payables	3,232	1,015
Total	165,519	184,109